Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2013
Guarantees
Guarantees

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2013 (CHF million)
Credit guarantees and similar instruments	2,826	1,125	396	569	4,916	4,768		34	2,333
Performance guarantees and similar instruments	4,428	1,786	1,006	145	7,365	6,444		87	3,312
Securities lending indemnifications	11,479	0	0	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	9,544	1,960	1,899	31,650	31,650		715	–	[3]
Other guarantees	4,003	817	197	198	5,215	5,191		3	2,631
Total guarantees	40,983	13,272	3,559	2,811	60,625	59,532		839	19,755
2012 (CHF million)
Credit guarantees and similar instruments [4]	10,104	1,543	334	606	12,587	12,200		53	1,920
Performance guarantees and similar instruments	5,160	1,643	970	1,758	9,531	8,793		139	3,336
Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]
Other guarantees	4,297	689	286	147	5,419	5,397		3	2,812
Total guarantees	52,969	13,826	3,423	4,945	75,163	74,016		1,180	20,279
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold

January 1, 2004 to December 31, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.5
Non-agency securitizations	133.8	[2]
Total	165.5
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 26.2 billion as of December 31, 2013. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2013 was attributable to borrower payments of USD 88.9 billion and losses of USD 18.7 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims

	2013						2012
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations		Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395		1,926		68	432	243	743
New claims	69	139	1,039		1,247		58	57	2,032	2,147
Claims settled through repurchases	(4)	(1)	(2)		(7)	[1]	(7)	0	(7)	(14)	[1]
Other settlements	(31)	(178)	(7)		(216)	[2]	(15)	(7)	(32)	(54)	[2]
Total claims settled	(35)	(179)	(9)		(223)		(22)	(7)	(39)	(68)
Claims rescinded	(24)	(4)	0		(28)		(37)	(18)	0	(55)
Transfers to/from arbitration and litigation, net [3]	0	0	(2,342)	[4]	(2,342)		0	0	(841)	(841)
Balance at end of period	77	420	83		580		67	464	1,395	1,926
1 Settled at a repurchase price of USD 6 million and USD 15 million in 2013 and 2012, respectively.
2 Settled at USD 48 million and USD 41 million in 2013 and 2012, respectively.
3 Refer to "Note 38 – Litigation" for repurchase claims that are in arbitration or litigation.
4 Transfers to arbitration and litigation disclosed in 2013 include portfolios of claims of approximately USD 0.3 billion for which formal legal proceedings had commenced in prior periods.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims

	2013		2012
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	55		59
Increase/(decrease) in provisions, net	145		52
Realized losses [2]	(54)	[3]	(56)	[4]
Balance at end of period	146	[3]	55	[5]
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 38 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and private investors.
4 Primarily related to government-sponsored enterprises and non-agency securitizations.
5 Primarily related to government-sponsored enterprises.

Lease commitments
Lease commitments

Lease commitments (CHF million)
2014	580
2015	527
2016	474
2017	412
2018	365
Thereafter	3,063
Future operating lease commitments	5,421
Less minimum non-cancellable sublease rentals	171
Total net future minimum lease commitments	5,250

Rental expenses for operating leases
Rental expense for operating leases

in	2013	2012	2011
Rental expense for operating leases (CHF million)
Minimum rental expense	642	631	554
Sublease rental income	(85)	(98)	(97)
Total net expenses for operating leases	557	533	457

Other commitments
Other commitments

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2013 (CHF million)
Irrevocable commitments under documentary credits	5,484	27	1	0	5,512	5,452		3,381
Irrevocable loan commitments [2]	27,250	26,877	35,376	7,487	96,990	92,732		47,996
Forward reverse repurchase agreements	26,893	0	0	0	26,893	26,893		26,893
Other commitments	2,481	1,020	104	286	3,891	3,891		350
Total other commitments	62,108	27,924	35,481	7,773	133,286	128,968		78,620
2012 (CHF million)
Irrevocable commitments under documentary credits	6,217	35	6	0	6,258	6,061		3,219
Irrevocable loan commitments [2]	32,794	23,612	37,790	6,023	100,219	94,748		32,765
Forward reverse repurchase agreements	45,556	0	0	0	45,556	45,556		45,556
Other commitments	949	864	172	576	2,561	2,561		131
Total other commitments	85,516	24,511	37,968	6,599	154,594	148,926		81,671
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 90,254 million and CHF 78,887 million of unused credit limits as of December 31, 2013 and 2012, respectively, which were revocable at the Group's sole discretion upon notice to the client. Prior period has been adjusted to the current presentation.

Bank
Guarantees
Guarantees

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2013 (CHF million)
Credit guarantees and similar instruments	2,820	1,125	396	569	4,910	4,762		34	2,330
Performance guarantees and similar instruments	4,337	1,733	981	136	7,187	6,265		83	3,277
Securities lending indemnifications	11,479	0	0	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	9,544	1,960	1,899	31,650	31,650		715	–	[3]
Other guarantees	3,894	811	193	193	5,091	5,068		3	2,606
Total guarantees	40,777	13,213	3,530	2,797	60,317	59,224		835	19,692
2012 (CHF million)
Credit guarantees and similar instruments [4]	10,101	1,541	334	606	12,582	12,195		53	1,918
Performance guarantees and similar instruments	5,047	1,599	951	1,750	9,347	8,608		135	3,307
Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]
Other guarantees	4,172	684	281	144	5,281	5,260		3	2,789
Total guarantees	52,728	13,775	3,399	4,934	74,836	73,689		1,176	20,225
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold

January 1, 2004 to December 31, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.5
Non-agency securitizations	133.8	[2]
Total	165.5
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 26.2 billion as of December 31, 2013. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2013 was attributable to borrower payments of USD 88.9 billion and losses of USD 18.7 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims

	2013						2012
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations		Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395		1,926		68	432	243	743
New claims	69	139	1,039		1,247		58	57	2,032	2,147
Claims settled through repurchases	(4)	(1)	(2)		(7)	[1]	(7)	0	(7)	(14)	[1]
Other settlements	(31)	(178)	(7)		(216)	[2]	(15)	(7)	(32)	(54)	[2]
Total claims settled	(35)	(179)	(9)		(223)		(22)	(7)	(39)	(68)
Claims rescinded	(24)	(4)	0		(28)		(37)	(18)	0	(55)
Transfers to/from arbitration and litigation, net [3]	0	0	(2,342)	[4]	(2,342)		0	0	(841)	(841)
Balance at end of period	77	420	83		580		67	464	1,395	1,926
1 Settled at a repurchase price of USD 6 million and USD 15 million in 2013 and 2012, respectively.
2 Settled at USD 48 million and USD 41 million in 2013 and 2012, respectively.
3 Refer to "Note 36 – Litigation" for repurchase claims that are in arbitration or litigation.
4 Transfers to arbitration and litigation disclosed in 2013 include portfolios of claims of approximately USD 0.3 billion for which formal legal proceedings had commenced in prior periods.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims

	2013		2012
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	55		59
Increase/(decrease) in provisions, net	145		52
Realized losses [2]	(54)	[3]	(56)	[4]
Balance at end of period	146	[3]	55	[5]
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 36 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and private investors.
4 Primarily related to government-sponsored enterprises and non-agency securitizations.
5 Primarily related to government-sponsored enterprises.

Lease commitments
Lease commitments

Lease commitments (CHF million)
2014	579
2015	526
2016	473
2017	412
2018	365
Thereafter	3,062
Future operating lease commitments	5,417
Less minimum non-cancellable sublease rentals	171
Total net future minimum lease commitments	5,246

Rental expenses for operating leases
Rental expense for operating leases

in	2013	2012	2011
Rental expense for operating leases (CHF million)
Minimum rental expense	642	629	549
Sublease rental income	(85)	(97)	(96)
Total net expenses for operating leases	557	532	453

Other commitments
Other commitments

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2013 (CHF million)
Irrevocable commitments under documentary credits	5,478	27	1	0	5,506		5,446		3,380
Irrevocable loan commitments	27,154	26,852	35,326	7,483	96,815	[2]	92,557		47,995
Forward reverse repurchase agreements	26,893	0	0	0	26,893		26,893		26,893
Other commitments	2,436	1,020	103	286	3,845		3,845		351
Total other commitments	61,961	27,899	35,430	7,769	133,059		128,741		78,619
2012 (CHF million)
Irrevocable commitments under documentary credits	6,210	35	6	0	6,251		6,054		3,219
Irrevocable loan commitments	32,632	23,610	37,790	6,022	100,054	[2]	94,582		32,759
Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556
Other commitments	906	863	171	575	2,515		2,515		131
Total other commitments	85,304	24,508	37,967	6,597	154,376		148,707		81,665
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 87,161 million and CHF 75,832 million of unused credit limits as of December 31, 2013 and 2012, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.